PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 8 -	PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2014	2015

Prepaid land leases	$13,845	$13,362
Less: Accumulated amortization	(1,448)	(1,713)

	$12,397	$11,649

The amortization for the years ended June 30, 2013, 2014 and 2015 were $158, $245 and $197, respectively.

Of the total prepaid land leases, $6,517 and $5,112 as of June 30, 2014 and 2015, respectively, are pledged to secure the long-term bank loans (note 15).

The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2016	$282
2017	282
2018	282
2019	282
2020	282

$1,410